Financial results net (Tables)	12 Months Ended
Jun. 30, 2025
Financial instruments by category
Schedule of financial results net
	06.30.2025	06.30.2024	06.30.2023
Financial income
Interest income	9,406	91,081	11,390
Other finance income	13	-	-
Total financial income	9,419	91,081	11,390
Financial costs
Interest expense	(71,639)	(84,913)	(108,730)
Other financial costs	(9,653)	(17,551)	(14,092)
Total finance costs	(81,292)	(102,464)	(122,822)
Other financial results:
Foreign exchange, net	28,073	82,416	103,985
Fair value gain from financial assets and liabilities at fair value through profit or loss	99,072	248,402	44,898
Gain from repurchase of non-convertible notes	731	341	18,213
(Loss) / gain from derivative financial instruments (except commodities)	(14,403)	(67,247)	15,332
Others	(5,459)	(4,450)	(3,191)
Total other financial results	108,014	259,462	179,237
Inflation adjustment	11,435	(39,527)	59,590
Total financial results, net	47,576	208,552	127,395